INTANGIBLE ASSETS - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets [Abstract]
Useful life	25 years
Intangible assets with indefinite useful life	$ 653	$ 953